May 1, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  File No. 2-98265, Ohio National Variable Account R
     Certification Under Rule 497(j)

Gentlemen:

I, Donald J. Zimmerman, Senior Vice President and Secretary of the Depositor, Ohio National Life Assurance Corporation, hereby certify that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in the most-recent post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 25, 1997.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this first day of May, 1997.

                              Sincerely,


                              s/Donald J. Zimmerman
                              Donald J. Zimmerman
                              Senior Vice President and Secretary

DJZ/nh

2-98265